GOODWILL (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)
Goodwill	$ 681	$ 695		$ 1,044
Goodwill accumulated impairment losses	1,501	1,525
Goodwill impairment		1,563
Procheck International B.V [Member]
Goodwill impairment		314
Procheck [Member]
Closing cost of an entity		$ 9,219
Procheck [Member] | Euro Member Countries, Euro [Member]
Closing cost of an entity | €			€ 8,059
Abydos Consultores de Sistemas S.L.U [Member]
Ownership interest		100.00%			100.00%	100.00%
Goodwill		$ 215
Goodwill accumulated impairment losses		$ 215
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Goodwill | €					€ 188
Goodwill accumulated impairment losses | €					€ 188
Detact Security Solution AB [Member]
Ownership interest		100.00%			100.00%	100.00%
Goodwill		$ 1,007
Goodwill accumulated impairment losses		$ 1,007
Detact Security Solution AB [Member] | Sweden, Kronor
Goodwill | kr						kr 9,005
Goodwill accumulated impairment losses | kr						kr 9,005